Intangible assets - Finite-lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Cost	$ 40,746	$ 36,152
Accumulated amortization	19,803	14,320
Net book value	20,943	21,832
Patents and trademarks
Finite-Lived Intangible Assets [Line Items]
Cost	22,031	19,679
Accumulated amortization	6,995	5,028
Net book value	15,036	14,651
Technology
Finite-Lived Intangible Assets [Line Items]
Cost	5,400	4,735
Accumulated amortization	4,059	3,068
Net book value	1,341	1,667
Customer contracts
Finite-Lived Intangible Assets [Line Items]
Cost	12,964	11,419
Accumulated amortization	8,404	6,053
Net book value	4,560	5,366
Other intangibles
Finite-Lived Intangible Assets [Line Items]
Cost	351	319
Accumulated amortization	345	171
Net book value	$ 6	$ 148